Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31, 2020	December 31, 2019
Gross carrying amount
Prepaid unpatented license	$-	$200,000
Prepaid patented licenses	1,322,820	1,322,820
Computer software	26,985	97,462
	1,349,805	1,620,282

Less: accumulated amortization
Prepaid patented licenses	360,212	257,619
Computer software	24,736	50,980
	384,948	308,599

Intangible assets, net
Prepaid unpatented license	-	200,000
Prepaid patented licenses	962,608	1,065,201
Computer software	2,249	46,482
Intangible assets, net	$964,857	$1,311,683

As of December 31, 2020 and 2019, the Group has capitalized seven of the exclusive licenses which includes seven patented and one unpatented technologies in relation to the Group’s therapeutics segment. Pursuant to the license agreements, the Group paid upfront payments and became the exclusive licensee to prosecute certain patents developed or licensed under the applicable agreements.

The Group recognized the prepaid unpatented license to reflect the fair value of the subsidiaries as of the date of the change in status from an investment company to an operating entity. The Group capitalizes the prepaid patented license for the exclusive rights with completed filing of patents in certain jurisdictions (e.g., the United States of America and Europe) and alternative future uses. An impairment loss of $200,000 was recognized in research and development expenses for the year ended December 31, 2020 as the Group considered that the carrying amount of an intangible asset related to an unpatented license may not be recoverable. This license agreement was terminated on February 19, 2021.

Prepaid unpatented license is indefinite-lived intangible assets which are tested for impairment annually. Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $145,961, $167,985 and $124,551 for the years ended December 31, 2020, 2019 and 2018, respectively. The Group wrote off the cost and the related amortization of $70,477, $34,400 and $2,320 after the expiration of the computer software for the years ended December 31, 2020, 2019 and 2018, respectively.

The Group expects amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2020:

For the years ending December 31,	Amount

2021	$104,842
2022	102,593
2023	102,593
2024	97,099
2025	80,615
Thereafter	477,115
Total	$964,857